Condensed Consolidated Statements of Changes in Convertible Preferred Stock, Noncontrolling Interests And Equity - USD ($)	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Convertible Preferred Stock	Preferred Stock Convertible Preferred Stock	Redeemable Noncontrolling Interests	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interest	BOWX ACQUISITION CORP [Member]	BOWX ACQUISITION CORP [Member] Class A Common Stock	BOWX ACQUISITION CORP [Member] Class B Common Stock	BOWX ACQUISITION CORP [Member] Public Warrant [Member]	BOWX ACQUISITION CORP [Member] Additional Paid-in Capital	BOWX ACQUISITION CORP [Member] Additional Paid-in Capital Public Warrant [Member]	BOWX ACQUISITION CORP [Member] Accumulated Deficit	BOWX ACQUISITION CORP [Member] Noncontrolling Interest
Temporary Equity, Beginning balance at Dec. 31, 2017				$ 3,405,435,000	$ 854,577,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2017				170,300,623
Balance at Dec. 31, 2017	$ (1,302,451,000)					$ 30,000	$ 132,000		$ 407,804,000	$ (9,924,000)	$ (1,700,493,000)
Balance, shares at Dec. 31, 2017						30,299,542	131,787,453
Issuance of noncontrolling interests	78,739,000				720,513,000				24,666,000	(2,260,000)			$ 56,333,000
Stock-based compensation	85,842,000					$ 1,000			85,657,000				184,000
Stock-based compensation, shares						419,217	74,538
Exercise of warrants, net	571,000						$ 2,000		569,000
Exercise of warrants, net, shares							1,577,434
Issuance of stock in connection with acquisitions	124,826,000			$ 93,261,000	55,105,000				119,530,000	1,098,000			4,198,000
Issuance of stock in connection with acquisitions, shares				1,456,948		65,515
Issuance of stockholder notes receivable	(19,599,000)								(19,599,000)
Issuance of stock for services rendered	18,220,000				1,798,000				15,663,000				2,557,000
Issuance of stock for services rendered, shares						62,351
Exercise of stock options	2,934,000								2,934,000
Exercise of stock options, shares						114,614	443,513
Transactions with principal shareholder	169,961,000								169,961,000
Transfer of Common Stock Class B to Class A, shares						18,182	(18,182)
Gain on transfer to consolidated variable interest entity	1,217,000								1,217,000
Common share repurchase and retirement	(10,439,000)								(10,439,000)
Common share repurchase and retirement, shares							(204,580)
Other comprehensive income (loss), net of tax	26,888,000				(19,222,000)					26,597,000			291,000
Net income (loss)	(1,635,285,000)										(1,610,792,000)		(24,493,000)
Net income (loss)	(1,927,419,000)				(292,134,000)
Balance at Dec. 31, 2018	(2,458,576,000)					$ 31,000	$ 134,000		797,963,000	15,511,000	(3,311,285,000)		39,070,000
Balance at Dec. 31, 2018		$ 1,701,000										$ 1,701,000
Balance, shares at Dec. 31, 2018						30,979,421	133,660,176
Temporary Equity, Ending balance at Dec. 31, 2018				$ 3,498,696,000	1,320,637,000
Temporary Equity, Ending balance, shares at Dec. 31, 2018			171,758,000	171,757,571
Issuance of noncontrolling interests	339,773,000				203,382,000				9,329,000				330,444,000
Stock-based compensation	236,637,000			$ 391,000					236,107,000				530,000
Stock-based compensation, shares						400,700	105,664
Exercise of warrants, net				$ 2,119,446,000
Exercise of warrants, net, shares				39,968,652		187
Distributions to noncontrolling interests	(40,000,000)												(40,000,000)
Settlement of stockholder notes receivable	9,210,000			$ (2,732,000)					9,210,000
Settlement of stockholder notes receivable , shares				(97,229)		(301,630)
Issuance of stock in connection with acquisitions	66,886,000			$ 134,826,000		$ 2,000			61,415,000				5,469,000
Issuance of stock in connection with acquisitions, shares				1,609,744		1,713,293
Issuance of shares in connection with convertible note conversion				$ 722,977,000
Issuance of shares in connection with convertible note conversion, shares				9,090,909
Issuance of stock for services rendered	21,387,000								17,613,000				3,774,000
Issuance of stock for services rendered, shares						7,588
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C								$ (43,000)	43,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares								(42,888,903)
Exercise of stock options	38,303,000					$ 1,000	$ 2,000		38,300,000
Exercise of stock options, shares						1,547,658	2,411,978
Transactions with principal shareholder	709,929,000								709,929,000
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C								$ 71,000	(71,000)
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares								70,641,226
Transfer of Common Stock Class B to Class A						$ 7,000	$ (7,000)
Transfer of Common Stock Class B to Class A, shares						6,957,164	(6,957,164)
Distribution to noncontrolling interests	40,000,000												40,000,000
Other comprehensive income (loss), net of tax	(18,122,000)				1,108,000					(18,122,000)
Net income (loss)	(3,281,840,000)										(3,264,738,000)		(17,102,000)
Net income (loss)	(3,774,887,000)				(493,047,000)
Balance at Dec. 31, 2019	(4,374,712,000)					$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)		322,185,000
Balance at Dec. 31, 2019	$ (4,696,897,000)	190,000				$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)	190,000	322,185,000
Balance, shares at Dec. 31, 2019						41,304,381	129,220,654	27,752,323
Temporary Equity, Ending balance at Dec. 31, 2019				$ 6,473,604,000	1,032,080,000
Temporary Equity, Ending balance, shares at Dec. 31, 2019	222,329,647		222,329,000	222,329,647
Issuance of noncontrolling interests	$ 544,000				100,100,000								544,000
Stock-based compensation	175,120,000			$ 1,028,000					175,082,000				38,000
Stock-based compensation, shares				13,742		251,324	62,048
Acquisition of noncontrolling interests	(187,523,000)			$ 280,345,000	(92,822,000)				(197,949,000)	10,426,000
Acquisition of noncontrolling interests, shares				34,482,759
Exercise of warrants, net				$ 911,121,000
Exercise of warrants, net, shares				112,068,966
Distributions to noncontrolling interests	(315,015,000)				(6,646,000)				(42,801,000)				(272,214,000)
Settlement of stockholder notes receivable	16,667,000								16,667,000
Settlement of stockholder notes receivable , shares						(206,147)
Issuance of stock in connection with acquisitions, shares						129,239
Issuance of stock for services rendered	15,188,000								12,330,000				2,858,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C								$ (3,000)	3,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares								(2,522,930)
Exercise of stock options	156,000								156,000
Exercise of stock options, shares						22,283	75,246
Deconsolidation of consolidated subsidiaries	(35,501,000)												(35,501,000)
Transactions with principal shareholder	21,640,000								21,640,000
Distribution to noncontrolling interests	315,015,000				6,646,000				42,801,000				272,214,000
Other comprehensive income (loss), net of tax	(19,495,000)				14,113,000					(19,495,000)
Net income (loss)	(2,665,537,000)				(643,224,000)									$ (2,022,313,000)						$ (1,988,961,000)	$ (33,352,000)
Balance at Sep. 30, 2020	$ (6,725,054,000)					$ 41,000	$ 129,000	$ 25,000	1,864,966,000	(11,680,000)	(8,563,093,000)		(15,442,000)	(25,415,395)		$ 1,208				(25,416,603)
Balance, shares at Sep. 30, 2020						41,501,080	129,357,948	25,229,393								12,075,000
Temporary Equity, Ending balance at Sep. 30, 2020				$ 7,666,098,000	403,601,000
Temporary Equity, Ending balance, shares at Sep. 30, 2020				368,895,114
Temporary Equity, Beginning balance at Dec. 31, 2019				$ 6,473,604,000	1,032,080,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2019	222,329,647		222,329,000	222,329,647
Balance at Dec. 31, 2019	$ (4,374,712,000)					$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)		322,185,000
Balance at Dec. 31, 2019	(4,696,897,000)	$ 190,000				$ 41,000	$ 129,000	$ 28,000	1,879,838,000	(2,611,000)	(6,574,322,000)	$ 190,000	322,185,000
Balance, shares at Dec. 31, 2019						41,304,381	129,220,654	27,752,323
Issuance of noncontrolling interests	544,000				100,100,000								544,000
Stock-based compensation	182,045,000			$ 1,028,000					182,007,000				38,000
Stock-based compensation, shares				31,135		251,324	62,048
Acquisition of noncontrolling interests	(187,523,000)			$ 280,345,000	(92,822,000)				(197,949,000)	10,426,000
Acquisition of noncontrolling interests, shares				34,482,759
Exercise of warrants, net				$ 911,121,000
Exercise of warrants, net, shares				112,068,966
Distributions to noncontrolling interests	(317,264,000)				(6,646,000)				(42,801,000)				(274,463,000)
Settlement of stockholder notes receivable	16,667,000								16,667,000
Settlement of stockholder notes receivable , shares						(206,147)
Issuance of stock in connection with acquisitions	217,000								217,000
Issuance of stock in connection with acquisitions, shares						129,239
Issuance of stock for services rendered	8,215,000								12,874,000				(4,659,000)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C								$ (3,000)	3,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares								(2,583,385)
Exercise of stock options	220,000					$ 1,000			219,000
Exercise of stock options, shares						33,808	99,757
Deconsolidation of consolidated subsidiaries	302,689,000								315,604,000				(12,915,000)
Transactions with principal shareholder	21,640,000								21,640,000
Distribution to noncontrolling interests	317,264,000				6,646,000				42,801,000				274,463,000
Other comprehensive income (loss), net of tax	(166,625,000)				23,161,000					(166,625,000)
Net income (loss)	(3,158,226,000)										(3,129,358,000)		(28,868,000)
Net income (loss)	(3,833,857,000)				(675,631,000)
Balance at Dec. 31, 2020	(7,671,923,000)					$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	(28,888,150)
Balance at Dec. 31, 2020	$ (7,673,785,000)													$ (28,888,150)	$ 0	$ 1,208		$ 0		(28,889,358)
Balance, shares at Dec. 31, 2020						41,512,605	129,382,459	25,168,938							0	12,075,000
Temporary Equity, Ending balance at Dec. 31, 2020				$ 7,666,098,000	380,242,000
Temporary Equity, Ending balance, shares at Dec. 31, 2020	368,912,507		368,912,000	368,912,507										48,300,000
Balance at May. 18, 2020														$ 0	$ 0	$ 0				0
Balance, shares at May. 18, 2020															0	0
Issuance of Class B common stock to initial stockholders														25,000		$ 1,208		23,792
Issuance of Class B common stock to initial stockholders, shares																12,075,000
Net income (loss)														(23,465)						(23,465)
Balance at Jun. 30, 2020	$ (5,692,452,000)					$ 41,000	$ 129,000	$ 25,000	1,825,411,000	66,012,000	(7,621,830,000)		37,760,000
Balance at Jun. 30, 2020														1,535		$ 1,208		23,792		(23,465)
Balance, shares at Jun. 30, 2020						41,365,892	129,341,872	25,229,393								12,075,000
Temporary Equity, Ending balance at Jun. 30, 2020				$ 7,665,327,000	347,900,000
Temporary Equity, Ending balance, shares at Jun. 30, 2020				368,881,372
Balance at May. 18, 2020														0	$ 0	$ 0				0
Balance, shares at May. 18, 2020															0	0
Offering costs associated with private placement warrants														9,344
Net income (loss)														(1,337,561)
Balance at Sep. 30, 2020	(6,725,054,000)					$ 41,000	$ 129,000	$ 25,000	1,864,966,000	(11,680,000)	(8,563,093,000)		(15,442,000)	(25,415,395)		$ 1,208				(25,416,603)
Balance, shares at Sep. 30, 2020						41,501,080	129,357,948	25,229,393								12,075,000
Temporary Equity, Ending balance at Sep. 30, 2020				$ 7,666,098,000	403,601,000
Temporary Equity, Ending balance, shares at Sep. 30, 2020				368,895,114
Balance at May. 18, 2020														0	$ 0	$ 0				0
Balance, shares at May. 18, 2020															0	0
Issuance of Class B common stock to initial stockholders														25,000		$ 1,208		23,792
Issuance of Class B common stock to initial stockholders, shares																12,075,000
Excess cash received over the fair value of the private warrants														3,031,600				3,031,600
Common stock subject to possible redemption														483,000,000	$ 0
Common stock subject to possible redemption, shares															0
Offering costs associated with private placement warrants														9,344
Offering costs associated with public warrants														(964,454)				(964,454)
Accretion on Class A common stock subject to possible redemption amount														(26,169,980)				(2,090,938)		(24,079,042)
Net income (loss)														(4,810,316)						(4,810,316)
Balance at Dec. 31, 2020	(7,671,923,000)					$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	(28,888,150)
Balance at Dec. 31, 2020	$ (7,673,785,000)													$ (28,888,150)	$ 0	$ 1,208		0		(28,889,358)
Balance, shares at Dec. 31, 2020						41,512,605	129,382,459	25,168,938							0	12,075,000
Temporary Equity, Ending balance at Dec. 31, 2020				$ 7,666,098,000	380,242,000
Temporary Equity, Ending balance, shares at Dec. 31, 2020	368,912,507		368,912,000	368,912,507										48,300,000
Temporary Equity, Beginning balance at Jun. 30, 2020				$ 7,665,327,000	347,900,000
Temporary Equity, Beginning balance, shares at Jun. 30, 2020				368,881,372
Balance at Jun. 30, 2020	$ (5,692,452,000)					$ 41,000	$ 129,000	$ 25,000	1,825,411,000	66,012,000	(7,621,830,000)		37,760,000
Balance at Jun. 30, 2020														$ 1,535		$ 1,208		23,792		(23,465)
Balance, shares at Jun. 30, 2020						41,365,892	129,341,872	25,229,393								12,075,000
Issuance of noncontrolling interests	16,000				99,999,000								16,000
Stock-based compensation	8,259,000			$ 771,000					8,231,000				28,000
Stock-based compensation, shares				13,742			9,216
Distributions to noncontrolling interests					6,646,000
Settlement of stockholder notes receivable	5,527,000								5,527,000
Issuance of stock in connection with acquisitions, shares						129,239
Issuance of stock for services rendered	5,117,000								4,126,000				991,000
Exercise of stock options	31,000								31,000
Exercise of stock options, shares						5,949	6,860
Deconsolidation of consolidated subsidiaries	(35,501,000)												(35,501,000)
Transactions with principal shareholder	21,640,000								21,640,000
Distribution to noncontrolling interests					(6,646,000)
Other comprehensive income (loss), net of tax	(77,692,000)				1,809,000					(77,692,000)
Excess cash received over the fair value of the private warrants														3,031,600				3,031,600
Offering costs associated with private placement warrants														9,344			$ (964,454)		$ (964,454)
Accretion on Class A common stock subject to possible redemption amount														(26,169,980)				(2,090,938)		(24,079,042)
Net income (loss)	(959,999,000)										(941,263,000)		(18,736,000)
Net income (loss)	(999,460,000)				(39,461,000)									(1,314,096)						(1,314,096)
Balance at Sep. 30, 2020	$ (6,725,054,000)					$ 41,000	$ 129,000	$ 25,000	1,864,966,000	(11,680,000)	(8,563,093,000)		(15,442,000)	$ (25,415,395)		$ 1,208				(25,416,603)
Balance, shares at Sep. 30, 2020						41,501,080	129,357,948	25,229,393								12,075,000
Temporary Equity, Ending balance at Sep. 30, 2020				$ 7,666,098,000	403,601,000
Temporary Equity, Ending balance, shares at Sep. 30, 2020				368,895,114
Temporary Equity, Beginning balance at Dec. 31, 2020				$ 7,666,098,000	380,242,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2020	368,912,507		368,912,000	368,912,507										48,300,000
Balance at Dec. 31, 2020	$ (7,671,923,000)					$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	$ (28,888,150)
Balance at Dec. 31, 2020	$ (7,673,785,000)													(28,888,150)	$ 0	$ 1,208		0		(28,889,358)
Balance, shares at Dec. 31, 2020						41,512,605	129,382,459	25,168,938							0	12,075,000
Net income (loss)														(5,617,146)						(5,617,146)
Balance at Mar. 31, 2021														$ (34,505,296)		$ 1,208		0		(34,506,504)
Balance, shares at Mar. 31, 2021																12,075,000
Temporary Equity, Beginning balance at Dec. 31, 2020				$ 7,666,098,000	380,242,000
Temporary Equity, Beginning balance, shares at Dec. 31, 2020	368,912,507		368,912,000	368,912,507										48,300,000
Balance at Dec. 31, 2020	$ (7,671,923,000)					$ 42,000	$ 129,000	$ 25,000	2,188,319,000	(158,810,000)	(9,703,490,000)		1,862,000	$ (28,888,150)
Balance at Dec. 31, 2020	(7,673,785,000)													(28,888,150)	$ 0	$ 1,208		0		(28,889,358)
Balance, shares at Dec. 31, 2020						41,512,605	129,382,459	25,168,938							0	12,075,000
Common stock subject to possible redemption														483,000,000
Issuance of noncontrolling interests					30,000,000
Stock-based compensation	163,822,000					$ 1,000			163,821,000
Stock-based compensation, shares						873,142
Cancellation of shares	(10,199,000)					$ (1,000)			(10,198,000)
Cancellation of shares ,shares						(536,180)
Exercise of warrants, net				$ 713,084,000		$ 1,000			(1,000)
Exercise of warrants, net, shares				129,887,919		494
Issuance of shares in connection with convertible note conversion, shares				218,369
Issuance of stock for services rendered	(2,142,000)								(2,142,000)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C								$ (1,000)	1,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C, shares								(1,036,363)
Exercise of stock options	8,688,000					$ 5,000			8,683,000
Exercise of stock options, shares						5,499,435
Transactions with principal shareholder	428,289,000								428,289,000
Transfer of Common Stock Class B to Class A						$ 129,000	$ (129,000)
Transfer of Common Stock Class B to Class A, shares						129,382,459	(129,382,459)
Other comprehensive income (loss), net of tax	132,237,000				(27,830,000)					132,237,000
Offering costs associated with private placement warrants														0
Accretion on Class A common stock subject to possible redemption amount														(26,169,980)
Net income (loss)	(3,722,717,000)										(3,723,600,000)		883,000
Net income (loss)	(3,828,967,000)				(106,250,000)									(9,865,099)
Other	3,521,000												3,521,000
Balance at Sep. 30, 2021	(10,670,424,000)													(38,753,249)
Balance at Sep. 30, 2021	$ 10,676,690,000					$ 177,000	$ 0	$ 24,000	2,776,772,000	(26,573,000)	(13,427,090,000)		6,266,000	$ (38,753,249)		$ 1,208		0		(38,754,457)
Balance, shares at Sep. 30, 2021						176,731,955	0	24,132,575								12,075,000
Temporary Equity, Ending balance at Sep. 30, 2021				$ 8,379,182,000	276,162,000
Temporary Equity, Ending balance, shares at Sep. 30, 2021	499,018,795			499,018,795										48,300,000	15,006,786
Balance at Mar. 31, 2021														$ (34,505,296)		$ 1,208		0		(34,506,504)
Balance, shares at Mar. 31, 2021																12,075,000
Net income (loss)														(11,183,715)						(11,183,715)
Balance at Jun. 30, 2021	$ (9,958,998,000)					$ 177,000	$ 0	$ 24,000	2,775,762,000	(116,269,000)	(12,624,690,000)		5,998,000	(45,689,011)		$ 1,208		0		(45,690,219)
Balance, shares at Jun. 30, 2021						176,628,752	0	24,132,575								12,075,000
Temporary Equity, Ending balance at Jun. 30, 2021				$ 8,379,182,000	291,901,000
Temporary Equity, Ending balance, shares at Jun. 30, 2021				499,018,795
Issuance of noncontrolling interests					30,000,000
Stock-based compensation	4,036,000								4,036,000
Issuance of stock for services rendered	1,000								1,000
Exercise of stock options	(3,027,000)								(3,027,000)
Exercise of stock options, shares						103,203
Other comprehensive income (loss), net of tax	89,696,000				(3,609,000)					89,696,000
Offering costs associated with private placement warrants														0
Net income (loss)	(802,132,000)										(802,400,000)		268,000
Net income (loss)	(844,262,000)				(42,130,000)									6,935,762						6,935,762
Balance at Sep. 30, 2021	(10,670,424,000)													(38,753,249)
Balance at Sep. 30, 2021	$ 10,676,690,000					$ 177,000	$ 0	$ 24,000	$ 2,776,772,000	$ (26,573,000)	$ (13,427,090,000)		$ 6,266,000	$ (38,753,249)		$ 1,208		$ 0		$ (38,754,457)
Balance, shares at Sep. 30, 2021						176,731,955	0	24,132,575								12,075,000
Temporary Equity, Ending balance at Sep. 30, 2021				$ 8,379,182,000	$ 276,162,000
Temporary Equity, Ending balance, shares at Sep. 30, 2021	499,018,795			499,018,795										48,300,000	15,006,786